Average Annual Total Returns - Advisor Class - PIMCO International Bond Portfolio US Dollar-Hedged	Advisor 1 Year	Advisor 5 Years	Advisor Since Inception	Advisor Inception Date	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate ex-USD (USD Hedged) Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	5.45%	4.66%	4.60%	Apr. 30, 2014	3.94%	4.40%	4.37%